Segment Reporting	6 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Segment Reporting

Note 13 — Segment Reporting

The Company determined its reporting units in accordance with ASC 280, “Segment Reporting” (“ASC 280”). Management evaluated a reporting unit by first identifying its operating segments under ASC 280. The Company then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically

The Company’s operations during the three and six months ended September 30, 2017 are classified into three reportable business segments: corporate, live events and ticketing. Each of these segments is organized based upon the nature of products and services offered. Summarized financial information about each segment is provided below:

Three Months Ended September 30, 2017

	Corporate	Live Events	Ticketing	Total Consolidated
Revenue	$—	$80,263	$291,879	$372,142
Cost of revenue	—	—	71,680	71,680
Gross margin	—	80,263	220,199	300,462

Operating expenses:
Selling, general and administrative	1,653,505	1,394,479	705,662	3,753,646
Related party expenses	90,000	—	—	90,000
Total operating expenses	1,743,505	1,394,479	705,662	3,843,646
Loss from operations	(1,743,505)	(1,314,216)	(485,463)	(3,543,184)

Other income (expense):
Interest expense, net	(758,835)	—	—	(758,835)
Total other income (expense)	(758,835)	—	—	(758,835)
Net Loss	$(2,502,340)	$(1,314,216)	$(485,463)	$(4,302,019)

Six Months Ended September 30, 2017

	Corporate	Live Events	Ticketing	Total Consolidated
Revenue	$—	$80,263	$568,122	$648,385
Cost of revenue	—	—	150,549	150,549
Gross margin	—	80,263	417,573	497,836

Operating expenses:
Selling, general and administrative	2,515,859	2,316,225	1,209,154	6,041,238
Related party expenses	180,000	—	—	180,000
Total operating expenses	2,695,859	2,316,225	1,209,154	6,221,238
Loss from operations	(2,695,859)	(2,235,962)	(791,581)	(5,723,402)

Other income (expense):
Interest expense, net	(1,393,784)	—	—	(1,393,784)
Total other income (expense)	(1,393,784)	—	—	(1,393,784)
Net Loss	$(4,089,643)	$(2,235,962)	$(791,581)	$(7,117,186)